Pension Benefits - Summary of Pension Benefits Recognized in Statements of Other Comprehensive Income Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Pension defined benefit plans [member]
Amounts recognized in other comprehensive income, were as follows:
Actuarial loss on accrued pension liability	$ 46.3	$ 9.0